Fees Summary	Feb. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,353,000
Previously Paid Amount	0.00
Total Fee Amount	463.05
Total Offset Amount	0.00
Net Fee	463.05
Narrative - Max Aggregate Offering Price	$ 3,353,000
Final Prospectus	true